ESTIMATES, JUDGEMENTS AND ASSUMPTIONS	12 Months Ended
Dec. 31, 2023
ESTIMATES, JUDGEMENTS AND ASSUMPTIONS
ESTIMATES, JUDGEMENTS AND ASSUMPTIONS

5.ESTIMATES, JUDGEMENTS AND ASSUMPTIONS

In preparing its consolidated financial statements, management makes several judgements, estimates and assumptions about the recognition and measurement of assets, liabilities, revenues, and expenses.

Information about the significant estimates and assumptions that have the greatest impact on the recognition and measurement of assets, liabilities, revenues, and expenses is presented below. Actual results may differ significantly.

Going Concern

The assessment of the Company’s ability to execute its strategy by funding future working capital requirements involves judgement. Estimates and assumptions are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

Provision for Asset Retirement Obligation

The Company’s exploration activities are subject to several environmental protection laws and regulations. The Company accounts for management’s best estimate of asset retirement obligations in the period in which the obligations arise. Costs actually incurred in future periods could be significantly different from these estimates. In addition, future changes in laws and regulations, timing of estimated cash flows and discount rates may impact the carrying amount of this provision.

Share-Based Payments

The Company uses the Black-Scholes option pricing model in determining share-based payments, which requires a number of assumptions to be made, including the risk-free interest rate, expected life, forfeiture rate and expected share price volatility.

Tax Credits

Tax credits for the current and prior periods are measured at the amount that the Company expects to recover, based on its best estimate and judgment at the reporting date. However, there are uncertainties as to the interpretation of the tax regulations, regarding refundable mining rights credits for loss and refundable tax credits on eligible exploration expenditures as well as regarding amount and timing of recovery of these tax credits.

To determine whether the expenditures it incurs are eligible for exploration tax credits, the Company must use judgment and resort to complex techniques. As a result, there may be a significant difference between the amount recognized in respect of tax credits and the actual amount of tax credits received because of the tax administrations’ review of matters that were subject to interpretation. In the event of such a difference, an adjustment will be made to the tax credits for Exploration and evaluation expenditures in future periods.

It can take a long time for the tax administration to report its decisions on tax issues, thereby extending the tax credit recovery period. Mineral exploration tax credits that the Company expects to recover in more than one year are classified as non-current assets. The amounts recognized in the consolidated financial statements are based on the best estimates of the Company and in its best possible judgment, as noted above.

Fair Value of Embedded Derivatives

The fair value of financial instruments that are not traded in an active market is determined by using valuation techniques. The Company uses its judgment to select a valuation model and makes assumptions that are mainly based on market conditions existing at the end of each reporting period. Details of the valuation model used for determining the fair value of the embedded derivatives of the Convertible Notes and the assumptions used by management are disclosed in note 15.

Management used significant judgement to determine that the fair value of the Convertible Notes on issuance does not equal the transaction price, which was primarily attributed to the warrants present in the conversion option embedded in the Convertible Notes. The resulting difference between the transaction price and the fair value on initial recognition is deferred as the fair value of the Convertible Notes is based on a valuation technique where not all the inputs are observable. The unrecognized deferred amount is recorded in the statement of loss and comprehensive loss to the extent that it arises from a change in factor that market participants would take into account when pricing the Convertible Notes.

Management has attributed the deferred amount to the host instrument and embedded derivatives proportionate to their estimated fair value on the initial recognition date. The deferred amount attributable to the embedded derivative is recorded systematically in the consolidated statements of loss and comprehensive loss over the estimated life of the instruments underlying the conversion option as management believes that time is one of the factors specific to the pricing of the conversion option.